Consolidated Statements of Loss and Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Loss and Comprehensive Income (Loss)
Sales (note 20)	$ 49,216,311	$ 56,841,892	$ 33,401,426
Cost of sales - (exclusive of depreciation of land-use rights and amortization of licenses of $250,623 (2011 - $290,526; 2010 - $546,623) (notes 6 and 7)	(19,099,927)	(21,127,410)	(16,718,727)
Gross profit	30,116,384	35,714,482	16,682,699
Selling, general and administrative expenses (note 11)	31,685,185	22,372,095	18,885,270
Provision (recovery) of doubtful accounts	(874,220)	(166,865)	1,921,493
Research and development expenses - net of $ 125,222 (2011- $686,258;2010 - $43,278) in government research grants	17,043,565	9,006,550	8,507,796
Depreciation of property, plant and equipment and amortization of licenses	1,594,976	1,436,944	1,411,053
Loss of disposal and impairment of property, plant and equipment (note 6)	2,190,504	454,973	1,237,685
Government grants recognised in income	(372,853)	(763,677)	(1,924,134)
Total operating expenses	51,267,157	32,340,020	30,039,163
Operating income (loss)	(21,150,773)	3,374,462	(13,356,464)
Interest and financing expenses - net of $1,458,280 (2011 - $595,883; 2010 - $147,520) in government grants	(774,376)	(384,560)	(1,178,072)
Interest income	2,369,771	1,397,141	1,132,907
Other income (expenses)	(77,197)	279,866	95,744
Income (loss) before income taxes and non-controlling interests	(19,632,575)	4,666,909	(13,305,885)
Income tax recovery (expenses) (note 9)	883,897	(5,066,603)	703,882
Consolidated net loss	(18,748,678)	(399,694)	(12,602,003)
Less: (income) loss attributable to non-controlling interests	3,896,037	(445,002)	4,094,659
Net loss attributable to stockholders	(14,852,641)	(844,696)	(8,507,344)
Net loss	(18,748,678)	(399,694)	(12,602,003)
Other comprehensive income
Foreign currency translation adjustment	2,023,664	3,639,992	3,547,617
Total comprehensive income (loss)	(16,725,014)	3,240,298	(9,054,386)
Less: comprehensive (income) loss attributable to non-controlling interests	3,664,975	(973,562)	3,205,680
Comprehensive income (loss) attributable to stockholders	$ (13,060,039)	$ 2,266,736	$ (5,848,706)
Loss per share (note 19) - basic and diluted (in dollars per share)	$ (0.27)	$ (0.02)	$ (0.16)
Weighted average number of shares of common stock outstanding
Basic and Diluted (in shares)	54,926,440	54,608,919	53,064,968